COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND SHAREHOLDERS' EQUITY	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND SHAREHOLDERS' EQUITY
NOTE 17 . COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY

Distribution Reinvestment and Share Purchase Plan.  During fiscal years 2011 and 2010, IRET issued 1.7 million and 1.4 million common shares, respectively, pursuant to its distribution reinvestment and share purchase plan, at a total value at issuance of $14.5 million and $11.9 million, respectively. The shares issued under the distribution reinvestment and share purchase plan during fiscal year 2011 consisted of 1.3 million shares valued at issuance at $11.4 million that were issued for reinvested distributions and approximately 372,000 shares valued at $3.1 million

2011 Annual Report F-29

NOTE 17 . continued

at issuance that were sold for voluntary cash contributions. The shares issued under the distribution reinvestment and share purchase plan during fiscal year 2010 consisted of 1.2 million shares valued at issuance at $10.5 million that were issued for reinvested distributions and approximately 165,000 shares valued at $1.4 million at issuance that were sold for voluntary cash contributions. IRET's distribution reinvestment plan is available to common shareholders of IRET and all limited partners of IRET Properties. Under the distribution reinvestment plan, shareholders or limited partners may elect to have all or a portion of their distributions used to purchase additional IRET common shares, and may elect to make voluntary cash contributions for the  purchase of IRET common shares, at a discount (currently 5%) from the market price.

Conversion of Units to Common Shares.  During fiscal years 2011 and 2010, respectively, approximately 1.0 million and 707,000 Units were converted to common shares, with a total value of $6.9 million and $3.8 million included in equity.

Issuance of Common Shares.  In September 2008, the Company filed a shelf registration statement on Form S-3 to offer for sale from time to time common shares and preferred shares.  This registration statement was declared effective in October 2008.  The Company may sell any combination of common shares and preferred shares up to an aggregate initial offering price of $150.0 million during the period that the registration statement remains effective.

During fiscal year 2011, the Company sold 1.8 million common shares under this registration statement, under its continuous offering program with Robert W. Baird & Co. Incorporated as sales agent, for net proceeds of approximately $15.0 million, before offering expenses but after underwriting discounts and commissions.  As of April 30, 2011, the Company had available securities under this registration statement in the aggregate amount of approximately $18.2 million.  This amount is reserved for issuance under the Company's continuous offering program with Robert W. Baird & Co. Incorporated.

In April 2010, the Company filed a shelf registration statement on Form S-3 to register any combination of common shares and preferred shares up to an aggregate initial offering price of $150.0 million during the period that the registration statement remains effective.  To date the Company has not issued any common or preferred shares under this registration statement.

Series A Cumulative Redeemable Preferred Shares of Beneficial Interest.  During fiscal year 2004, the Company issued 1,150,000 shares of 8.25% Series A Cumulative Redeemable Preferred Shares of Beneficial Interest for total proceeds of $27.3 million, net of selling costs. Holders of the Company's Series A Cumulative Redeemable Preferred Shares of Beneficial Interest are entitled to receive dividends at an annual rate of 8.25% of the liquidation preference of $25 per share, or $2.0625 per share per annum. These dividends are cumulative and payable quarterly in arrears. The shares are not convertible into or exchangeable for any other property or any other securities of the Company at the election of the holders. However, the Company, at its option, may redeem the shares at a redemption price of $25.00 per share, plus any accrued and unpaid distributions through the date of redemption. The shares have no maturity date and will remain outstanding indefinitely unless redeemed by the Company.